Discontinued Operations and Deconsolidation (Details) - USD ($)		6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Discontinued Operations and Deconsolidation [Abstract]
Purchase price		$ 50,000
Net loss	$ 22,119,583